Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties		$ 3,703,038	$ 3,868,691
Tu Jingyi [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties	[1]	220,808	210,028
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties	[2]	423,184	394,016
Guardforce Security (Thailand) Company Limited [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties	[3]	68,897	77,413
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties	[4]	2,569,448	2,403,555
Shenzhen Zhongzhi Yonghao Robot Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties		376,391	394,151
Shenzhen Qianban Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties	[4]		99,733
Guardforce Security Service (Shanghai) Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties	[5]	34,465	267,764
Shenzhen Guardforce Qiyun Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties	[5]		189
Shanghai Yongan Security Alarm System Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties	[5]	9,650	21,842
Guardforce Aviation Security Company Limited [Member]
Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Due to related parties	[3]	$ 195

[1]	Amounts due to Tu Jingyi represented interest accrued on the respective loans.
[2]	Amounts due to Guardforce Holdings (HK) Limited comprised of $195,398 advances made and $227,786 accrued interests on the loans.
[3]	Amounts due to Guardforce Security (Thailand) Company Limited and Guardforce Aviation Security Company Limited represent accounts payable for services provided by a related party.
[4]	Amounts due to Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries comprised of $2,590,621 representing trade payables for the purchase of robots from a related party and $22,173 expense paid on behalf by a related party.
[5]	Amounts due to related parties represent business advances for operational purposes.